Schedule of Debt Securities Available for Sale (Details) - USD ($) $ in Thousands	Jun. 30, 2024	Mar. 31, 2024	Mar. 31, 2023
Debt Securities, Held-to-Maturity, Allowance for Credit Loss [Line Items]
Amortized Cost Basis	$ 2,685	$ 2,685	$ 66,998
Gross Unrealized Gains	794	1,337	18,780
Gross Unrealized Losses	(1,060)	(1,060)	(8,880)
Fair Value	2,419	2,962	76,898
Other Debt Obligations [Member]
Debt Securities, Held-to-Maturity, Allowance for Credit Loss [Line Items]
Amortized Cost Basis	2,685	2,685	2,685
Gross Unrealized Gains	794	1,337	1,347
Gross Unrealized Losses	(1,060)	(1,060)	(956)
Fair Value	$ 2,419	$ 2,962	3,076
Corporate Debt Securities [Member]
Debt Securities, Held-to-Maturity, Allowance for Credit Loss [Line Items]
Amortized Cost Basis			64,313
Gross Unrealized Gains			17,433
Gross Unrealized Losses			(7,924)
Fair Value			$ 73,822